DEBT	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
DEBT	DEBT
Long-term and short-term debt was as follows:

	Successor	Predecessor
(in thousands of $)	December 31, 2022	December 31, 2021
Total long-term debt and short-term debt	1,138,302	630,823
Less: current portion of long-term debt and short-term debt	(180,065)	(338,501)
Long-term debt(1)	958,237	292,322

(1) The amounts presented in the table above, are net of the deferred charges amounting to $6.2 million as of December 31, 2022 (December 31, 2021: $1.6 million).

Our outstanding gross debt as of December 31, 2022 was repayable as follows:

	Successor
(in thousands of $)	CoolCo debt	VIE debt (1)	Total debt
2023	78,223	103,470	181,693
2024	78,223	—	78,223
2025	78,223	—	78,223
2026	78,223	—	78,223
2027 and thereafter	728,126	—	728,126
Total	1,041,018	103,470	1,144,488
Deferred finance charges	(6,186)	—	(6,186)
Total	1,034,832	103,470	1,138,302

(1) These amounts relate to certain lessor VIE entities (note 5).
Debt is comprised of the following:

	Successor	Predecessor	Maturity date
(in thousands of $)	December 31, 2022	December 31, 2021
Senior secured sustainability term loan facility	540,388	—	February 2027
$520.0 million term loan facility	500,630	—	May 2029
CoolCo Debt	1,041,018	—
$1.125 billion facility:
- Golar Frost facility(1)	—	54,708
Subtotal (excluding lessor VIE loans)	1,041,018	54,708
ICBCL VIE loans:
- Golar Kelvin facility	74,400	99,537	January 2025
- Golar Ice facility	29,070	54,947	January 2025
- Golar Glacier facility(1)	—	82,816
- Golar Snow facility(1)	—	81,970
CCBFL VIE loan:
- Golar Seal facility(1)	—	78,540
COSCO VIE loan:
- Golar Crystal facility(1)	—	75,094
AVIC VIE loan:
- Golar Bear facility(1)	—	104,806
Total debt (gross)	1,144,488	632,418
Deferred finance charges	(6,186)	(1,595)
Total debt	1,138,302	630,823

(1) As part of the disposal of entities by GSVM pursuant to the Vessel SPA, Golar settled the Golar Frost facility and exercised the repurchase option sale and leaseback facilities relating to Golar Glacier, Golar Snow, Golar Seal, Golar Crystal and Golar Bear. These facilities were subsequently refinanced by us with our $570 million senior secured sustainability term loan facility.

Senior secured sustainability term loan facility

On February 17, 2022, we entered into a senior secured sustainability term loan facility, which refinanced six of the eight vessels acquired from Golar, of up to $570.0 million (the "$570 million bank facility") with a maturity date of March 2027 and an initial interest rate of the Secured Overnight Financing Rate ("SOFR") plus 275 basis points with a syndicate of banks, which CoolCo drew-down contemporaneously with the acquisition. From January 1, 2023, the margin will decrease to 270 basis points if specified sustainability performance targets with respect to vessel efficiency ratios are met, or increase to 280 basis points if such targets are not met. Such targets lower each year from 2022 to 2026. As of December 31, 2022, the balance outstanding under the $570 million bank facility amounted to $540.4 million.
$520.0 million term loan facility

On November 10, 2022, in connection with the MSA CoolCo assumed the $520.0 million term loan facility (the "$520 million term loan facility") secured by the four SPVs related to the acquired LNG carriers, Kool Orca, Kool Firn, Kool Boreas and Kool Baltic. The facility matures in May 2029 and carries interest rate based on SOFR plus a margin of 2.0%. As of December 31, 2022, the balance outstanding under the $520.0 million term loan facility amounted to $500.6 million. Pursuant to this facility, CoolCo entered into a guarantee in favor of the lenders.

Debt restrictions

Many of our debt agreements contain operating and financing restrictions and covenants, which require compliance with certain financial ratios. Such ratios include, but are not limited to, current assets to current liabilities, minimum net worth, minimum value-adjusted equity ratio and minimum free cash restrictions. Further, dividend payments are subject to compliance with such financial covenants and no existing events of default.

As of December 31, 2022, we were in compliance with all our covenants under our existing debt and lease agreements.